Employee Benefit Plans (Weighted Average Assumptions Used To Determine Net Periodic Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.11%	5.71%	6.17%
Expected long-term return on plan assets	8.43%	8.50%	8.50%
Health Care Benefits
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.66%	5.07%	5.61%
Expected long-term return on plan assets	0.00%	0.00%	0.00%
Net Periodic Benefit Cost | Health Care Benefits
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year	8.35%	8.50%	9.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2018	2016